SHAREHOLDERS’ EQUITY	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY	SHAREHOLDERS’ EQUITY
Common shares
Under the Amended and Restated Bye-laws, the authorized share capital of the Group consists of 750,000,000 common shares, par value $0.01 per share, and 100,000,000 preference shares, par value $0.01 per share. As at December 31, 2025, the share capital was 42,842,216 (December 31, 2024: 45,108,936) common shares issued and outstanding, and no preference shares issued and outstanding. All of the issued and outstanding common shares are fully paid.
The following table sets out the number of common shares issued and outstanding as at December 31, 2025 and December 31, 2024:

	December 31, 2025
(Expressed in thousands of U.S. Dollars, except share information)	Number of shares	Par value

Common shares (par value of $0.01)	41,986,251	$420
Unvested common shares under share-based compensation plan (par value of $0.01) (note 18)	855,965	8
	42,842,216	$428

	December 31, 2024
(Expressed in thousands of U.S. Dollars, except share information)	Number of shares	Par value

Common shares (par value of $0.01)	44,117,721	$441
Unvested common shares under share-based compensation plan (par value of $0.01) (note 18)	991,215	10
	45,108,936	$451
Treasury shares, at cost
On October 21, 2025, the board of directors approved a new repurchase authorization of up to 5 million of its issued and outstanding common shares. This new common share repurchase authorization replaces the previous 7.5 million authorization which has been exhausted. The table below illustrates the movement on the treasury shares during the year:

	December 31, 2025
(Expressed in thousands of U.S. Dollars, except share information)	Number of shares	Par value

Balance at the beginning of year	154,011	$3,677
Purchases	2,635,510	61,922
Cancellation	(2,788,114)	(65,564)
Balance at the end of year	1,407	$35

	December 31, 2024
(Expressed in thousands of U.S. Dollars, except share information)	Number of shares	Par value

Balance at the beginning of year	3,800	$49
Purchases	1,476,621	23,153
Cancellation	(1,326,410)	(19,525)
Balance at the end of year	154,011	$3,677